Going Concern and Management’s Plan (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Going Concern And Managements Plan
Cash and cash equivalents	$ 2,195,000	$ 1,599,000
Working capital	$ 5,800,000